Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net loss	$ (10,125,000)	$ (19,839,000)	$ (46,131,000)	$ (20,034,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	49,000	123,000	366,000	472,000
Amortization of intangible assets	406,000	471,000	1,692,000	1,543,000
Impairment of long-lived assets	0	0	725,000	1,333,000
Issuance of warrants in connection with financing activities, charged to expense			6,458,000	1,023,000
Change in fair value of earnout liability	(960,000)	1,940,000	(440,000)	(31,879,000)
Change in fair value of warrants	323,000	2,658,000	(804,000)	(1,415,000)
Change in fair value of PIPE make-whole liability				(830,000)
Non-cash expense for warrants issued	514,000
Merger-related transaction costs expensed				4,009,000
Private placement costs expensed			280,000	2,894,000
Stock-based compensation	5,139,000	9,802,000	25,619,000	21,383,000
Deferred income taxes	(28,000)	(5,000)	1,000	(2,432,000)
Other non-cash items	551,000	531,000	751,000	693,000
Changes in operating assets and liabilities, net of acquisitions of businesses:
Accounts receivable	271,000	937,000	1,430,000	(1,817,000)
Inventory	266,000	483,000	290,000	(105,000)
Prepaid expenses and other assets	180,000	20,000	11,000	60,000
Accounts payable	(807,000)	95,000	(1,283,000)	3,862,000
Accrued expenses and other current liabilities	(544,000)	1,854,000	922,000	2,852,000
Net cash used in operating activities	(4,765,000)	(930,000)	(10,113,000)	(18,388,000)
Investing activities
Proceeds from sale of property and equipment			27,000
Acquisition of property and equipment			(26,000)	(44,000)
Acquisitions of businesses, net of cash acquired				(1,064,000)
Net cash provided by (used in) investing activities			1,000	(1,108,000)
Financing activities
Proceeds from sale of common stock and warrants in private placements			3,645,000	3,585,000
Proceeds from issuance of common stock	1,254,000	600,000	1,600,000	3,529,000
Proceeds from exercise of common stock warrants			4,520,000	4,000
Proceeds from exercise of stock options	55,000			225,000
Principal payments on notes payable	(1,266,000)	(32,000)	(1,215,000)	(1,749,000)
Principal payments on notes payable – related parties			(574,000)	(1,463,000)
Deferred consideration paid for acquisitions of businesses		(174,000)	(174,000)	(174,000)
Proceeds from the Merger and PIPE				21,014,000
Merger-related transaction costs paid				(6,946,000)
Net cash provided by financing activities	1,760,000	1,069,000	13,119,000	19,673,000
Net increase in cash	(3,005,000)	139,000	3,007,000	177,000
Cash, beginning of period	3,273,000	266,000	266,000	89,000
Cash, end of period	268,000	405,000	3,273,000	266,000
Supplemental cash flow information
Cash paid for interest	1,175,000	64,000	1,814,000	521,000
Cash paid for income taxes
Non-cash investing and financing activities:
Settlement of notes payable and other liabilities in Class A Common Stock	916,000	545,000	1,379,000
Class A Common Stock issued for RaGE earnout			1,808,000
Unpaid Merger-related transaction costs				1,423,000
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.				8,856,000
Class A Common Stock issued for acquisition of RaGE Systems, Inc.				7,682,000
Deferred purchase consideration for acquisitions of businesses				3,522,000
Conversion of SAFEs to common stock				1,522,000
Deemed dividend from warrant price adjustment				661,000
Issuance of warrants in connection with notes payable, recorded as debt discount				183,000
Nonrelated Party [Member]
Financing activities
Proceeds from issuance of notes payable	1,717,000	675,000	5,317,000	1,198,000
Related Party [Member]
Financing activities
Proceeds from issuance of notes payable				450,000
Principal payments on notes payable			$ (330,000)	$ (165,000)